CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY	Preferred Stock Preferred Stock Class B USD ($) shares	Preferred Stock Preferred Stock Class A USD ($) shares	Common Stock Common Class A [Member] USD ($) shares	Common Stock Common class B USD ($) shares	Common Stock USD ($) shares	Common stock subscriptions USD ($)	Additional Paid in Capital. USD ($)	Accumulated Deficit USD ($)	Preferred Stock Class A shares	USD ($) shares
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio										0.6667
Balance at beginning at Sep. 30, 2019			$ 5,121	$ 1,452		$ 122,976	$ 18,761,059	$ (18,762,623)		$ 127,981
Balance at beginning (in shares) at Sep. 30, 2019 | shares			51,205,805	14,504,703
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash			$ 439				3,516,061			$ 3,516,500
Shares issued for cash (in shares) | shares			4,393,333							4,393,333
Shares to be issued						47,168				$ 47,168
Issuance of common stock subscribed			$ 9			(35,000)	34,991
Issuance of common stock subscribed (in shares) | shares			93,333
Shares issued for consulting fees			$ 400				1,499,600			$ 1,500,000
Shares issued for consulting fees (in shares) | shares			4,000,000							4,000,000
Shares issued in conjunction with reverse merger		$ 3	$ 517				(264,496)			$ (263,976)
Shares issued in conjunction with reverse merger (in shares) | shares		30,667	5,168,931
Shares issued for cash	$ 10						4,799,990			4,800,000
Shares issued for cash (in shares) | shares	100,000
Warrants excercised				$ 1,802			25,231			27,033
Warrants excercised (in shares) | shares				18,021,472
Shares issued in conjunction with debt settlement	$ 10						4,799,990			4,800,000
Shares issued in conjunction with debt settlement (in shares) | shares	100,000
Warrants issued for settlement of debt to related party							185,563			185,563
Beneficial conversion feature of convertible debenture							(36,397)			(36,397)
Deemed Dividend							(3,800,000)			(3,800,000)
Stock-based compensation							316,034			316,034
Warrants issued for consultant services							483,967			483,967
Class A and B common shares merged into one class			$ 3,414	$ (3,414)
Class A and B common shares merged into one class (in shares) | shares			34,126,175	(34,126,175)
Shares issued for asset purchase			$ 1,533	$ 160			6,348,307			6,350,000
Shares issued for asset purchase (in shares) | shares			15,333,333	1,600,000
Net loss								(17,105,294)		(17,105,294)
Balance at ending at Sep. 30, 2020	$ 20	$ 3	$ 11,433	$ 0	$ 11,432	135,144	36,669,900	(35,867,920)		$ 948,578
Balance at ending (in shares) at Sep. 30, 2020 | shares	200,000	30,667	114,320,910		114,320,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash (in shares) | shares										3,228,000
Conversion of convertible debenture					$ 100		376,256			$ 376,356
Conversion of convertible debenture (in shares) | shares					1,003,618
Cash received for common stock subscribed						330,000				330,000
Issuance of common stock subscribed					$ 44	(465,144)	465,100
Issuance of common stock subscribed (in shares) | shares					444,096
Shares issued for consulting fees										$ 200,000
Shares issued for consulting fees (in shares) | shares										79,051
Shares issued for acquisition					$ 200		5,689,555			$ 5,689,755
Shares issued for acquisition (in shares) | shares					2,003,435
Warrants issued for severance							82,000			82,000
Shares issued in conjunction with reverse merger							(1)			(1)
Shares issued for cash					$ 327		4,054,673			4,055,000
Shares issued for cash (in shares) | shares					3,281,333
Shares issued for debt settlement for license content asset					$ 10		194,793			$ 194,803
Shares issued for debt settlement for license content asset (in shares) | shares					97,891					97,891
Warrants issued in conjunction with debenture							187,945			$ 187,945
Payment in kind interest stock issuance					$ 3		41,976			41,979
Payment in kind interest stock issuance (in shares) | shares					14,475
Beneficial conversion feature of convertible debenture							2,762,055			2,762,055
Stock-based compensation							7,036,799			7,036,799
Shares issued for equity investment in unconsolidated entity					$ 46		863,434			863,480
Shares issued for equity investment in unconsolidated entity (in shares) | shares					454,463
Conversion of series convertible stock to common stock		$ (3)			$ 307		(304)
Conversion of series convertible stock to common stock (in shares) | shares		(30,667)			3,066,700
Shares issued for asset purchase					$ 137		2,671,096			2,671,233
Shares issued for asset purchase (in shares) | shares					1,369,863
Net loss								(17,847,682)		(17,847,682)
Balance at ending at Jun. 30, 2021	$ 20				$ 12,732		63,853,146	(53,715,602)		$ 10,150,296
Balance at ending (in shares) at Jun. 30, 2021 | shares	200,000				127,316,716
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Note, Stock Split, Conversion Ratio										0.6667
Balance at beginning at Sep. 30, 2020	$ 20	$ 3	$ 11,433	0	$ 11,432	135,144	36,669,900	(35,867,920)		$ 948,578
Balance at beginning (in shares) at Sep. 30, 2020 | shares	200,000	30,667	114,320,910		114,320,911
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Shares issued for cash			$ 900		$ 11,251,825		11,250,925			$ 11,251,829
Shares issued for cash (in shares) | shares			9,001,460							9,001,460
Conversion of convertible debenture			$ 137				594,125			$ 594,262
Conversion of convertible debenture (in shares) | shares			1,366,794
Cash received for common stock subscribed						350,000				350,000
Issuance of common stock subscribed			$ 50			$ (485,144)	485,094
Issuance of common stock subscribed (in shares) | shares			497,429
Shares issued for consulting fees			$ 10				236,824			$ 236,834
Shares issued for consulting fees (in shares) | shares			95,718							95,718
Shares issued for acquisition			$ 246				6,552,989			$ 6,553,235
Shares issued for acquisition (in shares) | shares			2,457,898
Warrants issued for severance							82,000			82,000
Shares issued for debt settlement for license content asset			$ 10				194,793			194,803
Shares issued for debt settlement for license content asset (in shares) | shares			97,891
Warrants issued in conjunction with debenture							195,189			195,189
Payment in kind interest stock issuance			$ 1				41,976			$ 41,977
Payment in kind interest stock issuance (in shares) | shares			14,475							14,475
Stock-based compensation							8,292,265			$ 8,292,265
Warrants issued for consultant services							492,000			492,000
Shares issued for license content assets			$ 118				2,065,878			2,065,996
Shares issued for license content asset (in shares) | shares			1,180,880
Conversion of series convertible stock to common stock		$ (3)	$ 306				(303)
Conversion of series convertible stock to common stock (in shares) | shares		(30,667)	3,066,700						3,066,700
Shares issued for asset purchase			$ 134				2,671,096			2,671,230
Shares issued for asset purchase (in shares) | shares			1,369,863
Net loss								(30,974,496)		(30,974,496)
Balance at ending at Sep. 30, 2021	$ 20	$ 0	$ 13,345	$ 0	$ 13,345		69,824,751	(66,842,416)		2,995,703
Balance at ending (in shares) at Sep. 30, 2021 | shares	200,000		133,470,018		133,470,018
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Warrants issued for severance										254,013
Warrants issued in conjunction with debenture							3,036,970			3,036,970
Payment in kind interest stock issuance					$ (7)		(176,993)			(177,000)
Payment in kind interest stock issuance (in shares) | shares					69,455
Beneficial conversion feature of convertible debenture							2,079,993			2,079,993
Stock-based compensation							3,948,272			3,948,272
Warrants issued for consultant services										254,014
Conversion of series convertible stock to common stock	$ (20)				$ 2,000		(1,980)
Conversion of series convertible stock to common stock (in shares) | shares	(200,000)				20,000,000
Net loss								(14,921,110)		(14,921,110)
Balance at ending at Jun. 30, 2022					$ 15,352		$ 79,319,016	$ (81,763,526)		$ (2,429,158)
Balance at ending (in shares) at Jun. 30, 2022 | shares					153,539,473